Borrowings (Tables)	3 Months Ended
Apr. 02, 2023
Debt Disclosure [Abstract]
Schedule of Long-Term Debt Instruments
The components of Long-term debt as of April 2, 2023 and January 1, 2023 were as follows:

(Dollars in Millions)	April 2, 2023	January 1, 2023
Senior Notes
5.50% Senior Notes due 2025	$750	$—
5.35% Senior Notes due 2026	750	—
5.05% Senior Notes due 2028	1,000	—
5.00% Senior Notes due 2030	1,000	—
4.90% Senior Notes due 2033	1,250	—
5.10% Senior Notes due 2043	750	—
5.05% Senior Notes due 2053	1,500	—
5.20% Senior Notes due 2063	750	—
Discounts and debt issuance costs	(75)	—
Other	1	—
Total long-term debt	$7,676	$—

Schedule of Maturities of Long-Term Debt
The schedule of principal payments required on long-term debt for the next five years, including 2023 and thereafter, is as follows:

(Dollars in Millions)
Remainder of 2023	2024	2025	2026	2027	Thereafter
$—	$—	$750	$750	$—	$6,250